Employee Defined Contribution Plan - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Compensation And Retirement Disclosure [Abstract]
Amount of employee benefits expensed	$ 1,461	8,848	6,595	4,975